Spirit of America Real Estate Income and Growth Fund
Schedule of Investments
September 30, 2021 - (Unaudited)

Shares Market Value
Common Stocks 96.71%
Data Center REITs 16.86%
CoreSite Realty Corp. 31,225 $ 4,325,912
CyrusOne , Inc. 63,000 4,876,830
Digital Realty Trust, Inc. 35,081 5,067,450
Equinix , Inc. 5,685 4,491,889
18,762,081
Gaming REITs 2.02%
Gaming and Leisure Properties, Inc. 13,985 647,785
MGM Growth Properties LLC, Class A 41,800 1,600,940
2,248,725
Health Care REITs 3.68%
Global Medical REIT, Inc. 15,000 220,500
Healthcare Trust of America, Inc., Class A 10,000 296,600
Healthpeak Properties, Inc. 39,568 1,324,737
Medical Properties Trust, Inc. 13,500 270,945
Omega Healthcare Investors, Inc. 1,000 29,960
Physicians Realty Trust 15,850 279,277
Ventas, Inc. 5,550 306,415
Welltower , Inc. 16,625 1,369,900
4,098,334
Homebuilding 0.79%
D.R. Horton, Inc. 2,600 218,322
Lennar Corp., Class A 3,700 346,616
Toll Brothers, Inc. 5,600 309,624
874,562
Hotel REITs 1.73%
Apple Hospitality REIT, Inc. 10,210 160,604
Host Hotels & Resorts, Inc.
(a)
27,400 447,442
Park Hotels & Resorts, Inc.
(a)
9,250 177,045
Pebblebrook Hotel Trust
(a)
29,581 662,910
Summit Hotel Properties, Inc.
(a)
18,000 173,340
Sunstone Hotel Investors, Inc. 25,700 306,858
1,928,199
Industrial REITs 20.47%
Americold Realty Trust 29,200 848,260
Duke Realty Corp. 3,750 179,512
Innovative Industrial Properties, Inc. 24,050 5,559,639
Prologis, Inc. 93,970 11,786,657
STAG Industrial, Inc. 44,950 1,764,288
Terreno Realty Corp. 41,900 2,649,337
22,787,693
Infrastructure REITs 3.27%
American Tower Corp., Class A 6,760 1,794,171

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Infrastructure REITs (cont.)
Crown Castle International Corp. 10,680 $ 1,851,058
3,645,229
Mortgage Finance 0.27%
Blackstone Mortgage Trust, Inc., Class A 2,200 66,704
Starwood Property Trust, Inc. 9,500 231,895
298,599
Multi Asset Class REITs 1.61%
Lexington Realty Trust 2,700 34,425
One Liberty Properties, Inc. 2,500 76,225
WP Carey, Inc. 22,950 1,676,268
1,786,918
Office REITs 5.13%
Alexandria Real Estate Equities, Inc. 13,850 2,646,319
Boston Properties, Inc. 7,215 781,745
City Office REIT, Inc. 59,308 1,059,241
Hudson Pacific Properties, Inc. 28,550 750,009
Kilroy Realty Corp. 7,115 471,084
5,708,398
Residential REITs 23.09%
American Campus Communities, Inc. 1,000 48,450
American Homes 4 Rent, Class A 13,050 497,466
Apartment Income REIT Corp. 25,902 1,264,277
AvalonBay Communities, Inc. 12,340 2,735,037
Camden Property Trust 13,400 1,976,098
Equity LifeStyle Properties, Inc. 35,500 2,772,550
Equity Residential 28,815 2,331,710
Essex Property Trust, Inc. 7,086 2,265,678
Invitation Homes, Inc. 46,100 1,767,013
Mid-America Apartment Communities, Inc. 17,922 3,346,933
Sun Communities, Inc. 26,100 4,831,110
UDR, Inc. 35,250 1,867,545
25,703,867
Retail REITs 10.51%
Agree Realty Corp. 3,250 215,247
Brixmor Property Group, Inc. 42,475 939,122
Federal Realty Investment Trust 13,200 1,557,468
Four Corners Property Trust, Inc. 5,000 134,300
Kimco Realty Corp. 27,569 572,057
National Retail Properties, Inc. 17,250 745,027
Realty Income Corp. 27,780 1,801,811
Regency Centers Corp. 24,600 1,656,318
Simon Property Group, Inc. 27,100 3,522,187
Spirit MTA REIT
(b)
1,140 485
STORE Capital Corp. 3,000 96,090
Tanger Factory Outlet Centers, Inc. 25,100 409,130

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Retail REITs (cont.)
VEREIT, Inc. 1,000 $ 45,230
11,694,472
Self-Storage REITs 6.19%
CubeSmart 19,750 956,887
Extra Space Storage, Inc. 11,745 1,973,043
Life Storage, Inc. 18,450 2,116,953
Public Storage 6,200 1,842,020
6,888,903
Specialty REITs 0.98%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 9,717 519,665
Iron Mountain, Inc. 13,250 575,713
1,095,378
Timber REITs 0.11%
Weyerhaeuser Co. 3,300 117,381
Total Common Stocks
(Cost $66,945,287) 107,638,739
Shares Market Value
Preferred Stocks 2.42%
Data Center REITs 0.09%
Digital Realty Trust, Inc., Series J, 5.25% 4,000 103,520
Hotel REITs 1.15%
Ashford Hospitality Trust, Inc., Series F, 7.38% 6,000 156,000
Hersha Hospitality Trust, Series D, 6.50% 5,000 122,000
Hersha Hospitality Trust, Series E, 6.50% 5,000 123,700
Pebblebrook Hotel Trust, Series F, 6.30% 2,500 62,050
Pebblebrook Hotel Trust, Series G, 6.38% 4,000 102,200
Pebblebrook Hotel Trust, Series H , 6.38% 6,000 150,000
Sotherly Hotels, Inc., Series B, 8.00% 6,000 93,000
Sotherly Hotels, Inc., Series C, 7.88% 2,000 31,460
Summit Hotel Properties, Inc., Series F, 5.88% 10,000 261,316
Sunstone Hotel Investors, Inc., Series H, 6.13% 4,000 103,440
Sunstone Hotel Investors, Inc., Series I, 5.70% 4,000 101,280
1,306,446
Industrial REITs 0.09%
Monmouth Real Estate Investment Corp., Series C, 6.13% 4,000 100,880
Multi Asset Class REITs 0.06%
Vornado Realty Trust, Series M, 5.25% 2,500 65,200
Residential REITs 0.12%
American Homes 4 Rent, Series G, 5.88% 2,000 51,860

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Residential REITs (cont.)
Bluerock Residential Growth REIT, Inc., Series A, 7.13% 3,000 $ 76,200
128,060
Retail REITs 0.45%
CTO Realty Growth, Inc., Series A, 6.38% 2,000 51,340
Federal Realty Investment Trust, Series C, 5.00% 6,500 165,555
National Retail Properties, Inc., Series F, 5.20% 11,000 275,660
492,555
Self-Storage REITs 0.46%
Public Storage, Series I, 4.88% 1,917 52,564
Public Storage, Series K, 4.75% 4,000 109,480
Public Storage, Series L, 4.63% 2,000 54,560
Public Storage, Series M, 4.13% 1,167 30,459
Public Storage, Series N, 3.88% 4,000 102,640
Public Storage, Series P, 4.00% 2,000 51,080
Public Storage, Series Q, 3.95% 4,000 101,520
502,303
Total Preferred Stocks
(Cost $2,684,818) 2,698,964
Principal
Amount Market Value
Municipal Bonds  0.18%
Franklin County Convention Facilities Authority, Revenue Bonds ,   6.54%,
12/1/2036 $ 140,000 198,561
Total Municipal Bonds
(Cost $161,602) 198,561
Shares Market Value
Money Market Funds 0.46%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.03%
(c)
515,491 515,491
Total Money Market Funds
(Cost $515,491) 515,491
Total Investments — 99.77%
(Cost $70,307,198) 111,051,755
Other Assets in Excess of Liabilities  — 0.23% 251,621
NET ASSETS - 100.00% $ 111,303,376
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(c) Rate disclosed is the seven day effective yield as of September 30, 2021.

Spirit of America Large Cap Value Fund
Schedule of Investments
September 30, 2021 - (Unaudited)

Shares Market Value
Common Stocks 98.65%
Communications 7.91%
Alphabet, Inc., Class A
(a)
1,820 $ 4,865,806
Comcast Corp., Class A 13,700 766,241
Netflix, Inc.
(a)
1,350 823,959
Uber Technologies, Inc.
(a)
5,000 224,000
Verizon Communications, Inc. 28,540 1,541,445
Walt Disney Co. (The) 18,950 3,205,772
11,427,223
Consumer Discretionary 6.52%
Amazon.com, Inc.
(a)
685 2,250,252
D.R. Horton, Inc. 8,050 675,958
Home Depot, Inc. (The) 9,688 3,180,183
Lennar Corp., Class A 6,850 641,708
Lowe's Cos., Inc. 1,750 355,005
Masco Corp. 11,500 638,825
McDonald's Corp. 4,880 1,176,617
NIKE, Inc., Class B 1,100 159,753
TJX Cos., Inc. (The) 1,000 65,980
Toll Brothers, Inc. 5,150 284,744
9,429,025
Consumer Staples 8.45%
Altria Group, Inc. 12,250 557,620
Clorox Co. (The) 950 157,329
Coca-Cola Co. (The) 7,400 388,278
Colgate-Palmolive Co. 2,500 188,950
Conagra Brands, Inc. 7,100 240,477
Constellation Brands, Inc., Class A 1,200 252,828
Costco Wholesale Corp. 6,051 2,719,017
Kroger Co. (The) 9,000 363,870
Lamb Weston Holdings, Inc. 4,300 263,891
PepsiCo, Inc. 2,400 360,984
Philip Morris International, Inc. 7,600 720,404
Procter & Gamble Co. (The) 7,265 1,015,647
Target Corp. 13,580 3,106,697
Wal-Mart Stores, Inc. 13,484 1,879,400
12,215,392
Energy 3.86%
Antero Midstream Corp. 5,000 52,100
Baker Hughes Co. 1,000 24,730
Cheniere Energy, Inc.
(a)
3,650 356,495
Chevron Corp. 13,010 1,319,864
ConocoPhillips 10,300 698,031
EOG Resources, Inc. 900 72,243
Exxon Mobil Corp. 6,100 358,802
First Solar, Inc.
(a)
1,000 95,460

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Energy (cont.)
Halliburton Co. 1,000 $ 21,620
Kinder Morgan, Inc. 22,750 380,608
Pioneer Natural Resources Co. 1,400 233,114
Targa Resources Corp. 3,600 177,156
Valero Energy Corp. 13,115 925,526
Williams Cos, Inc. (The) 33,500 868,990
5,584,739
Financials 11.11%
American Express Co. 9,250 1,549,653
Bank of America Corp. 29,600 1,256,520
Berkshire Hathaway, Inc., Class B
(a)
3,220 878,867
Blackstone Group, Inc. (The), Class A 8,250 959,805
Carlyle Group, Inc. (The) 6,050 286,044
Citigroup, Inc. 17,200 1,207,096
CME Group, Inc. 1,404 271,506
Goldman Sachs Group, Inc. (The) 2,815 1,064,154
JPMorgan Chase & Co. 20,892 3,419,811
Morgan Stanley 3,000 291,930
Signature Bank 10,500 2,858,940
SVB Financial Group
(a)
2,723 1,761,454
Wells Fargo & Co. 5,500 255,255
16,061,035
Health Care 9.60%
Abbott Laboratories 3,100 366,203
AbbVie, Inc. 22,957 2,476,372
Amgen, Inc. 2,900 616,685
Bristol-Myers Squibb Co. 16,250 961,512
Centene Corp.
(a)
10,100 629,331
CVS Health Corp. 7,611 645,869
Edwards LifeSciences Corp.
(a)
3,000 339,630
Gilead Sciences, Inc. 2,750 192,087
Humana, Inc. 1,350 525,352
Johnson & Johnson 1,947 314,441
McKesson Corp. 2,250 448,605
Medtronic PLC 7,069 886,099
Merck & Co., Inc. 17,750 1,333,203
Moderna, Inc.
(a)
1,200 461,832
Pfizer, Inc. 9,150 393,542
Quest Diagnostics, Inc. 4,500 653,895
Thermo Fisher Scientific, Inc. 2,140 1,222,646
UnitedHealth Group, Inc. 2,375 928,008
Vertex Pharmaceuticals, Inc.
(a)
2,550 462,545
Viatris, Inc. 1,135 15,379
13,873,236
Industrials 8.61%
3M Co. 1,290 226,292

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Industrials (cont.)
Boeing Co. (The) 3,355 $ 737,899
Caterpillar, Inc. 10,225 1,962,893
CSX Corp. 42,525 1,264,693
Cummins, Inc. 3,550 797,188
Deere & Co. 4,975 1,666,973
FedEx Corp. 4,950 1,085,486
Honeywell International, Inc. 8,300 1,761,924
Johnson Controls International PLC 8,253 561,864
Raytheon Technologies Corp. 2,100 180,516
Southwest Airlines Co. 3,200 164,576
United Parcel Service, Inc., Class B 2,050 373,305
Waste Connections, Inc. 13,175 1,659,128
12,442,737
Materials 1.38%
CF Industries Holdings, Inc. 7,700 429,814
Corteva, Inc. 7,233 304,365
Dow, Inc. 6,083 350,137
DuPont de Nemours, Inc. 6,500 441,935
International Paper Co. 500 27,960
Linde PLC 1,400 410,732
WestRock Co. 500 24,915
1,989,858
Real Estate Investment Trusts (REITs) 3.87%
Alexandria Real Estate Equities, Inc. 1,550 296,159
American Tower Corp., Class A 1,040 276,026
CoreSite Realty Corp. 400 55,416
Crown Castle International Corp. 2,540 440,233
CyrusOne, Inc. 11,100 859,251
Digital Realty Trust, Inc. 1,100 158,895
Equinix, Inc. 1,625 1,283,961
Invitation Homes, Inc. 1,000 38,330
MGM Growth Properties LLC, Class A 2,250 86,175
Mid-America Apartment Communities, Inc. 500 93,375
Prologis, Inc. 7,500 940,725
Realty Income Corp. 2,200 142,692
Simon Property Group, Inc. 700 90,979
Sun Communities, Inc. 3,700 684,870
Terreno Realty Corp. 2,075 131,202
Weyerhaeuser Co. 500 17,785
5,596,074
Technology 34.48%
Accenture PLC, Class A 4,325 1,383,654
Adobe, Inc.
(a)
1,700 978,724
Advanced Micro Devices, Inc.
(a)
2,100 216,090
Apple, Inc. 63,582 8,996,853
Applied Materials, Inc. 17,820 2,293,969

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Technology (cont.)
Cisco Systems, Inc. 19,050 $ 1,036,891
Cognizant Technology Solutions Corp., Class A 4,600 341,366
Corning, Inc. 10,000 364,900
Crowdstrike Holdings, Inc., Class A
(a)
2,975 731,195
Dell Technologies, Inc., Class C
(a)
1,624 168,961
Fiserv, Inc.
(a)
1,950 211,575
Garmin Ltd. 1,900 295,374
HP, Inc. 15,600 426,816
International Business Machines Corp. 2,868 398,451
MasterCard, Inc., Class A 5,100 1,773,168
Microchip Technology, Inc. 3,225 495,005
Microsoft Corp. 27,739 7,820,179
NetApp, Inc. 2,600 233,376
NortonLifeLock, Inc. 27,700 700,810
NVIDIA Corp. 39,692 8,222,595
Oracle Corp. 33,375 2,907,964
Paychex, Inc. 3,850 432,933
PayPal Holdings, Inc.
(a)
1,475 383,810
QUALCOMM, Inc. 4,050 522,369
Texas Instruments, Inc. 13,775 2,647,693
Visa, Inc., Class A 13,600 3,029,400
Workday, Inc., Class A
(a) 1
11,280 2,818,759
49,832,880
Utilities 2.86%
AES Corp. 4,000 91,320
American Electric Power Co., Inc. 1,850 150,183
Brookfield Renewable Corp., Class A 563 21,831
Brookfield Renewable Partners LP 2,250 83,047
Dominion Energy, Inc. 11,500 839,730
Duke Energy Corp. 950 92,710
Edison International 2,100 116,487
Eversource Energy 250 20,440
NextEra Energy, Inc. 25,325 1,988,519
WEC Energy Group, Inc. 8,200 723,240
4,127,507
Total Common Stocks
(Cost $69,300,985) 142,579,706
Shares Market Value
Preferred Stocks 1.36%
Financials 1.22%
Annaly Capital Management, Inc., Series F, 6.95% 2,000 51,680
Arch Capital Group Ltd., Series F, 5.45% 2,000 51,500
Arch Capital Group Ltd., Series G, 4.55% 2,000 52,400
Athene Holding Ltd., Series C, 6.38% 2,000 56,740
Bank of America Corp., Series GG, 6.00% 4,000 107,920
Bank of America Corp., Series HH, 5.88% 2,000 54,000

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Financials (cont.)
Bank of America Corp., Series LL, 5.00% 2,000 $ 53,500
Bank of America Corp., Series PP, 4.13% 3,333 85,692
Charles Schwab Corp. (The), Series J, 4.45% 2,000 52,400
First Republic Bank, Series L, 4.25% 2,000 50,200
First Republic Bank, Series M, 4.00% 4,000 97,280
Globe Life, Inc., 4.25% 1,000 25,470
JPMorgan Chase & Co., Series EE, 6.00% 2,000 55,440
JPMorgan Chase & Co., Series JJ, 4.55% 2,000 52,200
JPMorgan Chase & Co., Series LL 4.63% 6,000 158,400
JPMorgan Chasse & Co, Series MM, 4.20% 6,000 151,500
KeyCorp, Series G, 5.63% 2,000 54,020
KKR Group Finance Co. IX LLC, 4.63% 2,000 52,280
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00% 7,000 101,500
Northern Trust Corp., Series E, 4.70% 1,360 37,332
Prudential Financial, Inc., 4.13% 705 18,231
Prudential Financial, Inc., 5.63% 2,000 53,900
RenaissanceRE Holdings Ltd., Series G, 4.20% 150 3,735
US Bancorp, Series M, 4.00% 2,000 50,360
Wells Fargo & Co., Series CC, 4.38% 4,000 102,000
Wells Fargo & Co., Series DD, 4.25% 5,000 125,200
1,754,880
Real Estate Investment Trusts (REITs) 0.07%
Digital Realty Trust, Inc., Series L, 5.20% 2,000 54,400
Public Storage, Series P, 4.00% 2,000 51,080
105,480
Utilities 0.07%
Brookfield Infrastructure Partners LP, 5.00% 2,000 50,840
Entergy Louisiana LLC, 4.88% 2,000 50,500
101,340
Total Preferred Stocks
(Cost $1,966,750) 1,961,700
Total Investments — 100.01%
(Cost $71,267,735) 144,541,406
Liabilities in Excess of Other Assets  — (0.01)% (13,832)
NET ASSETS - 100.00% $ 144,527,574
(a) Non-income producing security.

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments
September 30, 2021 - (Unaudited)

Principal
Amount Market Value
Municipal Bonds  98.57%
Arizona 0.91%
City of Phoenix, AZ, General Obligation Unlimited , Callable 7/1/2026 @
100,   5.00%, 7/1/2027 $ 500,000 $ 602,030
California 5.18%
California Educational Facilities Authority , Callable 10/1/2021 @
100,   6.13%, 10/1/2030 130,000 130,000
California State Public Works Board, Revenue Bonds , Callable 11/1/2026 @
100,   5.00%, 11/1/2029 600,000 728,342
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue
Bonds, (OID) , Callable 6/1/2022 @ 100,   3.38%, 6/1/2029 100,000 101,614
Los Angeles CA Department of Water & Power, Revenue Bonds , Callable
1/1/2029 @ 100,   5.25%, 7/1/2049 200,000 251,072
Los Angeles Community College District, General Obligation Unlimited ,
Callable 8/1/2026 @ 100,   4.00%, 8/1/2038 500,000 571,970
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bond , Callable 5/15/2026 @ 100,   4.00%, 5/15/2037 145,000 162,210
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds , Callable 11/1/2030 @ 100,   5.00%, 11/1/2050 500,000 639,976
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds Series A , Callable 4/1/2028 @ 100,   4.00%, 10/1/2043 100,000 115,904
San Francisco Municipal Transportation Agency , Callable 3/1/2027 @
100,   4.00%, 3/1/2046 200,000 224,909
State of California, General Obligation Unlimited , Callable 8/1/2025 @
100,   5.00%, 8/1/2029 250,000 291,888
State of California, General Obligation Unlimited , Callable 9/1/2026 @
100,   4.00%, 9/1/2036 175,000 200,189
3,418,074
Connecticut 7.89%
City of New Haven, CT, General Obligation Unlimited , Callable 8/15/2026 @
100,   5.00%, 8/15/2036 230,000 269,831
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue
Bonds , Callable 11/15/2025 @ 100,   3.25%, 11/15/2036 250,000 261,488
Connecticut Housing Finance Authority, Refunding Revenue Bonds , Callable
5/15/2022 @ 100,   3.05%, 5/15/2031 185,000 187,108
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID) ,
Callable 11/15/2021 @ 100,   3.30%, 11/15/2037 250,000 250,755
Connecticut Housing Finance Authority, Revenue Bonds , Callable 5/15/2027
@ 100,   3.40%, 11/15/2037 25,000 26,769
Connecticut State Health & Educational Facility Authority, Hospital
Improvements, Revenue Bonds , Callable 7/1/2022 @ 100,   5.00%,
7/1/2042 500,000 517,509
Connecticut State Health & Educational Facility Authority, Hospital
Improvements, Revenue Bonds , Callable 7/1/2022 @ 100,   4.50%,
7/1/2038 500,000 515,658

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Connecticut State Health & Educational Facility Authority, Hospital
Improvements, Revenue Bonds, (OID) , Callable 7/1/2022 @
100,   4.25%, 7/1/2031 $ 500,000 $ 514,733
Connecticut State Health & Educational Facility Authority, Private Primary
Schools, Revenue Bonds , Callable 7/1/2022 @ 100,   4.00%, 7/1/2033 100,000 101,432
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2024 @ 100,   5.00%, 7/1/2034 100,000 111,632
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2026 @ 100,   5.00%, 7/1/2034 250,000 290,571
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue
Bonds , Callable 10/1/2023 @ 100,   5.00%, 10/1/2030 250,000 272,249
State of Connecticut Special Tax Revenue, Public Improvements, Revenue
Bonds , Callable 1/1/2023 @ 100,   5.00%, 1/1/2028 445,000 470,849
State of Connecticut, General Obligation Unlimited ,   5.00%, 6/15/2024 250,000 281,795
State of Connecticut, General Obligation Unlimited , Callable 4/15/2027 @
100,   5.00%, 4/15/2032 500,000 604,740
State of Connecticut, Public Improvements, General Obligation Unlimited ,
Callable 4/15/2022 @ 100,   4.00%, 4/15/2032 250,000 254,621
University of Connecticut, University & College Improvements, Revenue
Bonds , Callable 2/15/2024 @ 100,   5.00%, 2/15/2034 250,000 275,058
5,206,798
District of Columbia 2.21%
District of Columbia Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (Fannie Mae) ,   4.45%, 6/15/2031 320,000 335,171
District of Columbia Housing Finance Agency, State Single-Family Housing,
Revenue Bonds, (Fannie Mae) , Callable 12/1/2021 @ 100,   4.90%,
6/1/2040 280,000 281,536
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
10/1/2029 @ 100,   4.00%, 10/1/2049 315,000 366,029
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2036 250,000 295,621
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2034 150,000 177,518
1,455,875
Florida 7.59%
Central Florida Expressway Authority, Revenue Bonds , Callable 7/1/2026 @
100,   4.00%, 7/1/2035 150,000 170,082
City of Orlando, FL, Public Improvements, Revenue Bonds , Callable
10/1/2024 @ 100,   5.00%, 10/1/2046 1,000,000 1,122,331
Florida Municipal Loan Council, Water Utility Improvements, Revenue
Bonds, (AGM) (OID) , Callable 10/1/2021 @ 100,   5.50%, 10/1/2041 100,000 100,408
Florida Municipal Loan Council, Water Utility Improvements, Revenue
Bonds, (AGM) (OID) , Callable 10/1/2021 @ 100,   5.25%, 10/1/2033 100,000 100,367
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding
Revenue Bonds , Callable 10/1/2022 @ 100,   5.00%, 10/1/2030 500,000 519,977
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements,
Revenue Bonds , Callable 12/6/2021 @ 100,   5.00%, 10/1/2025 120,000 120,439
Miami Dade County FL Transit System Sales Surtax Revenue, Revenue
Bonds , Callable 7/1/2030 @ 100,   4.00%, 7/1/2050 500,000 575,777

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Miami Dade County FL Water & Sewage System, Revenue Bonds , Callable
10/1/2029 @ 100,   4.00%, 10/1/2049 $ 500,000 $ 571,798
Miami Dade County FL Water & Sewage System, Revenue Bonds ,   4.00%,
10/1/2044 150,000 173,415
Miami-Dade County Educational Facilities Authority, University & College
Improvements, Revenue Bonds, (AMBAC) ,   5.25%, 4/1/2031 260,000 344,789
School Board of Miami-Dade County (The), Certificate of Participation ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2033 1,000,000 1,108,654
Tampa-Hillsborough County Expressway Authority, Refunding Revenue
Bonds , Callable 7/1/2022 @ 100,   5.00%, 7/1/2037 100,000 103,578
5,011,615
Georgia 1.46%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2029 @ 100,   3.00%, 11/1/2037 500,000 551,689
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2027 @ 100,   5.00%, 11/1/2047 125,000 152,824
Fulton County Development Authority, Georgia Tech Athletic Association,
Refunding Revenue Bonds, (OID) , Callable 10/1/2022 @ 100,   4.25%,
10/1/2037 100,000 103,101
Fulton County Development Authority, Georgia Tech Athletic Association,
Revenue Bonds ,   5.00%, 10/1/2022 145,000 151,862
Fulton County Development Authority, Georgia Tech Athletic Association,
Revenue Bonds ,   5.00%, 10/1/2022 5,000 5,233
964,709
Illinois 1.56%
Illinois State Finance Authority Series A , Callable 4/1/2030 @ 100,   4.00%,
4/1/2050 900,000 1,030,593
Indiana 2.36%
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds ,
Callable 10/1/2026 @ 100,   5.00%, 10/1/2046 600,000 706,718
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds ,
Callable 10/1/2030 @ 100,   5.00%, 10/1/2050 500,000 632,114
Indiana State Finance Authority Health Systems Revenue, Revenue Bonds ,
Callable 11/1/2025 @ 100,   4.00%, 11/1/2051 200,000 219,918
1,558,750
Iowa 0.45%
State of Iowa, Revenue Bonds , Callable 6/1/2026 @ 100,   5.00%, 6/1/2027 250,000 299,505
Louisiana 0.96%
Louisiana Local Government Environmental Facilities & Community
Development Authority, Sewer Improvements, Revenue Bonds , Callable
2/1/2023 @ 100,   4.00%, 2/1/2048 500,000 525,196
Louisiana Local Government Environmental Facilities & Community
Development Authority, Sewer Improvements, Revenue Bonds , Callable
2/1/2023 @ 100,   5.00%, 2/1/2035 100,000 106,362
631,558
Maine 2.39%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue
Bonds, (OID) , Callable 7/1/2022 @ 100,   3.63%, 7/1/2041 500,000 512,874

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Maine Health & Higher Educational Facilities Authority, Revenue Bonds ,
Callable 7/1/2030 @ 100,   4.00%, 7/1/2045 $ 385,000 $ 442,779
Maine State Health & Higher Educational Facilities Authority Revenue,
Revenue Bonds , Callable 7/1/2024 @ 100,   4.00%, 7/1/2044 250,000 266,120
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds , Callable 11/15/2024 @ 100,   3.75%, 11/15/2044 100,000 105,422
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds , Callable 11/15/2022 @ 100,   3.60%, 11/15/2036 95,000 96,445
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds , Callable 11/15/2022 @ 100,   3.45%, 11/15/2032 95,000 96,443
Maine Turnpike Authority, Refunding Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2026 50,000 58,364
1,578,447
Maryland 0.70%
City of Baltimore MD, Revenue Bonds , Callable 7/1/2029 @ 100,   4.00%,
7/1/2049 405,000 464,591
Massachusetts 3.65%
Massachusetts Housing Finance Agency , Callable 12/1/2027 @ 100,   3.25%,
12/1/2032 200,000 215,448
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2025
@ 100,   3.25%, 12/1/2036 575,000 601,694
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.75%, 12/1/2037 250,000 269,827
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.55%, 12/1/2037 195,000 206,217
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 6/1/2026
@ 100,   3.15%, 12/1/2026 120,000 130,150
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   5.13%, 12/1/2039 65,000 65,079
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   4.85%, 12/1/2029 60,000 60,066
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (FHA) (INS) , Callable 11/24/2021 @ 100,   5.25%,
12/1/2035 125,000 125,928
Massachusetts School Building Authority, Revenue Bonds , Callable
2/15/2028 @ 100,   5.25%, 2/15/2048 500,000 620,229
Massachusetts School Building Authority, Revenue Bonds , Callable
8/15/2025 @ 100,   5.00%, 8/15/2026 100,000 117,145
2,411,783
Michigan 3.15%
Michigan Public Educational Facilities Authority, School Improvements,
Refunding Revenue Bonds ,   6.00%, 12/1/2035 500,000 500,453
Michigan State Building Authority, Refunding Revenue Bonds, (OID) ,
Callable 10/15/2021 @ 100,   5.20%, 10/15/2031 750,000 751,168
Michigan State Building Authority, Refunding Revenue Bonds, (OID) ,
Callable 10/15/2021 @ 100,   5.38%, 10/15/2036 100,000 100,161

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Michigan State Housing Development Authority, State Multi-Family
Housing, Revenue Bonds, (GO OF AUTH) , Callable 4/1/2022 @
100,   4.50%, 10/1/2036 $ 710,000 $ 725,102
2,076,884
Minnesota 0.99%
Southern Minnesota Municipal Power Agency Power Supply System,
Revenue Bonds , Callable 1/1/2026 @ 100,   5.00%, 1/1/2041 565,000 654,395
Missouri 1.59%
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) , Callable 11/15/2024 @ 100,   4.00%, 11/15/2045 500,000 541,850
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) , Callable 11/15/2022 @ 100,   3.75%, 11/15/2039 100,000 102,525
Missouri State Health & Educational Facilities Authority, Health Facilities
Revenue. Revenue Bonds , Callable 11/15/2027 @ 100,   4.00%,
11/15/2049 360,000 402,041
1,046,416
Nebraska 0.38%
Nebraska Public Power District, Electric Lights & Power Improvements,
Revenue Bonds ,   5.00%, 1/1/2025 prerefunded 1/1/2022 @ 100 155,000 156,815
Nebraska Public Power District, Electric Lights & Power Improvements,
Revenue Bonds , Callable 1/1/2022 @ 100,   5.00%, 1/1/2025 95,000 96,113
252,928
Nevada 1.21%
Nevada System of Higher Education, Certification of Participation , Callable
7/1/2026 @ 100,   4.00%, 7/1/2027 700,000 801,363
New Jersey 4.14%
Borough of Seaside Heights, NJ, General Obligation Unlimited , Callable
4/1/2025 @ 100,   4.00%, 4/1/2026 125,000 139,661
Hudson County Improvement Authority, Refunding Revenue Bonds,
(AGM) ,   5.40%, 10/1/2025 150,000 178,614
New Jersey Economic Development Authority, School Improvements,
Refunding Revenue Bonds , Callable 3/1/2023 @ 100,   5.00%, 3/1/2031 300,000 318,374
New Jersey Economic Development Authority, University & College
Improvements, Revenue Bonds , Callable 6/15/2023 @ 100,   5.00%,
6/15/2030 250,000 270,143
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
(OID) ,   5.00%, 7/1/2027 15,000 15,055
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.50%, 11/1/2036 500,000 525,029
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.90%, 11/1/2050 175,000 184,132
New Jersey St Transportation Trust Fund Authority, Revenue Bonds , Callable
12/15/2030 @ 100,   4.00%, 6/15/2045 100,000 114,875
New Jersey Turnpike Authority, Highway Improvements, Revenue
Bonds ,   5.00%, 1/1/2031 200,000 207,233
State of New Jersey, Public Improvements, General Obligation Unlimited ,
Callable 6/1/2025 @ 100,   4.00%, 6/1/2034 250,000 275,146

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Tenafly School District, Refunding Bonds, General Obligation Unlimited,
(OID) , Callable 7/15/2022 @ 100,   3.00%, 7/15/2029 $ 250,000 $ 254,126
Tenafly School District, Refunding Bonds, General Obligation Unlimited,
(OID) , Callable 7/15/2022 @ 100,   3.00%, 7/15/2030 250,000 254,013
2,736,401
New Mexico 1.09%
New Mexico Hospital Equipment Loan Council, Hospital Improvements
Revenue Bonds, (OID) , Callable 8/1/2022 @ 100,   4.00%, 8/1/2042 500,000 515,992
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac)
(Fannie Mae) (Ginnie Mae) (GTD) (INS) , Callable 3/1/2022 @
100,   3.55%, 9/1/2032 115,000 115,703
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac)
(Fannie Mae) (Ginnie Mae) (GTD) (INS) , Callable 3/1/2022 @
100,   3.25%, 9/1/2027 90,000 90,719
722,414
New York 20.95%
City of New York NY, General Obligation Unlimited , Callable 4/1/2028 @
100,   5.00%, 4/1/2040 305,000 369,854
City of New York NY, General Obligation Unlimited , Callable 10/1/2029 @
100,   5.00%, 10/1/2039 145,000 182,147
City of New York NY, General Obligation Unlimited , Callable 3/1/2030 @
100,   5.00%, 3/1/2043 150,000 187,081
City of New York NY, General Obligation Unlimited , Callable 4/1/2028 @
100,   5.00%, 4/1/2043 195,000 235,242
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds ,
Callable 2/15/2022 @ 100,   5.75%, 2/15/2047 85,000 85,359
Hudson Yards Infrastructure Corp., Revenue Bonds , Callable 2/15/2022 @
100,   5.25%, 2/15/2047 180,000 180,648
Hudson Yards Infrastructure Corp., Revenue Bonds, Series A , Callable
2/15/2027 @ 100,   4.00%, 2/15/2044 575,000 646,077
Metropolitan Transportation Authority, Refunding Revenue Bonds ,   5.25%,
11/15/2028 50,000 55,324
Metropolitan Transportation Authority, Refunding Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 305,381
Metropolitan Transportation Authority, Revenue Bonds ,   5.00%, 11/15/2028 250,000 308,933
Metropolitan Transportation Authority, Revenue Bonds , Callable 11/15/2027
@ 100,   5.00%, 11/15/2035 250,000 306,370
Metropolitan Transportation Authority, Revenue Bonds, (OID) ,   4.75%,
11/15/2036 110,000 110,576
Metropolitan Transportation Authority, Revenue Bonds, (OID) ,   4.75%,
11/15/2036 140,000 140,741
Metropolitan Transportation Authority, Transit Improvements, Refunding
Revenue Bonds ,   5.00%, 11/15/2028 250,000 291,317
Metropolitan Transportation Authority, Transit Improvements, Revenue
Bonds , Callable 5/15/2023 @ 100,   5.00%, 11/15/2033 100,000 106,255
New York City Housing Development Corp., Revenue Bonds , Callable
5/1/2025 @ 100,   3.10%, 11/1/2032 250,000 264,855
New York City Housing Development Corp., Revenue Bonds , Callable
2/1/2026 @ 100,   3.50%, 11/1/2032 150,000 161,338

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

New York City Housing Development Corp., Revenue Bonds , Callable
11/1/2025 @ 100,   3.60%, 11/1/2031 $ 250,000 $ 272,255
New York City Municipal Water Finance Authority Water & Sewer System
Revenue, Revenue Bonds , Callable 12/15/2030 @ 100,   4.00%,
6/15/2050 250,000 290,134
New York City Municipal Water Finance Authority Water & Sewer System
Revenue, Revenue Bonds , Callable 12/15/2021 @ 100,   5.00%,
6/15/2045 215,000 217,055
New York City Transitional Finance Authority Building Aid Revenue, Public
Improvements, Revenue Bonds, (State Aid Withholding) , Callable
1/15/2025 @ 100,   5.00%, 7/15/2027 250,000 286,966
New York City Transitional Finance Authority Building Aid Revenue,
Revenue Bonds ,   5.00%, 7/15/2031 250,000 294,659
New York City Transitional Finance Authority Future Tax Secured Revenue
Bonds , Callable 5/1/2027 @ 100,   4.00%, 5/1/2044 300,000 338,311
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Revenue Bonds Series A-1 ,   5.00%, 8/1/2024 100,000 113,255
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2026 @
100,   4.00%, 8/1/2035 100,000 113,154
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2025 @
100,   5.00%, 8/1/2027 25,000 29,241
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Revenue Bonds ,   5.00%, 8/1/2023 100,000 108,767
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 5/1/2031 @
100,   4.00%, 11/1/2038 250,000 295,970
New York City Water & Sewer System, Revenue Bonds , Callable 6/15/2028
@ 100,   5.00%, 6/15/2049 500,000 618,884
New York City Water & Sewer System, Revenue Bonds ,   5.00%, 6/15/2045 35,000 35,338
New York City Water & Sewer System, Revenue Bonds , Callable 6/15/2027
@ 100,   5.00%, 6/15/2032 100,000 121,824
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid
Withholding) , Callable 10/1/2022 @ 100,   3.25%, 4/1/2031 280,000 285,688
New York State Dormitory Authority, Revenue Bonds , Callable 12/6/2021 @
100,   4.75%, 10/1/2040 5,000 5,011
New York State Dormitory Authority, Revenue Bonds , Callable 2/15/2030 @
100,   5.00%, 2/15/2048 500,000 616,700
New York State Dormitory Authority, Revenue Bonds , Callable 3/15/2028 @
100,   5.00%, 3/15/2043 250,000 305,707
New York State Dormitory Authority, Revenue Bonds , Callable 2/15/2030 @
100,   4.00%, 2/15/2047 500,000 574,549
New York State Dormitory Authority, Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2037 385,000 443,821
New York State Dormitory Authority, Revenue Bonds ,   5.00%, 5/15/2022 165,000 169,918
New York State Thruway Authority, Revenue Bonds , Callable 1/1/2026 @
100,   4.00%, 1/1/2037 100,000 110,459

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

New York, NY, General Obligation Unlimited , Callable 8/1/2029 @
100,   5.00%, 8/1/2043 $ 500,000 $ 620,146
New York, NY, General Obligation Unlimited , Callable 8/1/2029 @
100,   4.00%, 8/1/2044 250,000 288,264
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2030 250,000 309,326
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 306,856
State of New York Mortgage Agency, State Single-Family Housing, Revenue
Bonds , Callable 10/1/2021 @ 100,   3.75%, 10/1/2032 1,000,000 1,000,000
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2023 100,000 110,043
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2027 100,000 118,660
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2035 250,000 292,982
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 5/15/2031
@ 100,   5.00%, 11/15/2051 125,000 157,737
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2021 50,000 50,279
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2030
@ 100,   5.00%, 11/15/2049 500,000 633,286
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2040 310,000 361,378
13,834,121
North Carolina 0.35%
University of North Carolina at Charlotte (The), Revenue Bonds , Callable
10/1/2027 @ 100,   4.00%, 10/1/2037 100,000 114,469
University of North Carolina at Charlotte (The), University & College
Improvements, Revenue Bonds , Callable 4/1/2025 @ 100,   5.00%,
4/1/2040 100,000 113,490
227,959
North Dakota 0.16%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds , Callable
5/1/2025 @ 100,   3.00%, 5/1/2029 100,000 106,463
Ohio 0.87%
Hamilton County OH Hospital Facilities Revenue, Refunding Revenue
Bonds , Callable 8/15/2030 @ 100,   4.00%, 8/15/2050 500,000 571,526
Oklahoma 0.40%
Oklahoma Municipal Power Authority, Electric Lights & Power
Improvements, Revenue Bonds , Callable 1/1/2023 @ 100,   4.00%,
1/1/2047 250,000 261,711
Oregon 0.05%
Oregon Health & Science University, Refunding Revenue Bonds , Callable
7/1/2022 @ 100,   5.00%, 7/1/2032 35,000 36,266
Pennsylvania 9.68%
Allegheny County PA Hospital, Development Authority, Revenue Bonds ,
Callable 4/1/2028 @ 100,   4.00%, 4/1/2044 150,000 168,601
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds ,
Callable 12/1/2023 @ 100,   5.25%, 12/1/2044 500,000 550,715

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Chester County Health and Education, Revenue Bonds , Callable 9/1/2030 @
100,   4.00%, 9/1/2050 $ 500,000 $ 577,976
City of Philadelphia, PA Water & Wasewater Revenue, Revenue Bonds Series
C , Callable 10/1/2031 @ 100,   5.00%, 10/1/2046 500,000 634,225
City of Philadelphia, PA Water & Wasewater Revenue, Revenue Bonds ,
Callable 10/1/2031 @ 100,   4.00%, 10/1/2051 500,000 579,165
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Revenue, Revenue Bonds , Callable 6/1/2028 @ 100,   4.00%, 6/1/2039 250,000 283,762
Lehigh County PA General Purpose Authority Hospital Revenue, Revenue
Bonds , Callable 7/1/2029 @ 100,   4.00%, 7/1/2049 500,000 568,178
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds , Callable 11/1/2022 @ 100,   5.00%,
5/1/2037 100,000 102,258
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds , Callable 11/1/2022 @ 100,   5.00%,
5/1/2042 100,000 102,072
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds (OID) , Callable 11/1/2022 @
100,   4.00%, 5/1/2032 100,000 101,260
Pennsylvania Housing Finance Agency, Revenue Bonds , Callable 4/1/2027 @
100,   3.65%, 10/1/2042 100,000 106,034
Pennsylvania State Economic Development Financing Authority, Revenue
Bonds , Callable 11/15/2027 @ 100,   4.00%, 11/15/2047 400,000 448,491
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2034 190,000 226,177
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2035 125,000 148,635
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2036 100,000 118,698
Pennsylvania Turnpike Commission, Revenue Bonds ,   5.25%, 7/15/2028 150,000 192,276
Pennsylvania Turnpike Commission, Revenue Bonds , Callable 12/1/2025 @
100,   5.00%, 12/1/2045 500,000 574,629
Philadelphia PA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2030 @ 100,   5.00%, 11/1/2045 500,000 630,509
West View Municipal Authority Water Revenue, Water Utility Improvements,
Revenue Bonds, (OID) , Callable 11/15/2024 @ 100,   4.00%, 11/15/2043 250,000 278,647
6,392,308
Puerto Rico 0.85%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM)
(OID) , Callable 7/1/2022 @ 100,   5.25%, 7/1/2026 100,000 100,931
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation
Unlimited (AGM) ,   5.00%, 7/1/2031 200,000 201,396
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding
Revenue Bonds ,   5.00%, 7/1/2022 250,000 258,850
561,177
South Dakota 0.51%
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   2.45%, 5/1/2027 250,000 262,362

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   3.13%, 11/1/2036 $ 70,000 $ 72,372
334,734
Tennessee 0.59%
City of Memphis, TN, General Obligation Unlimited , Callable 4/1/2024 @
100,   5.00%, 4/1/2044 100,000 110,901
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds ,   5.00%,
7/1/2026 200,000 200,648
Tennessee Housing Development Agency, Revenue Bonds , Callable 1/1/2027
@ 100,   3.40%, 7/1/2037 75,000 80,089
391,638
Texas 10.25%
Austin TX Electric Utility System Revenue, Revenue Bonds Series B ,
Callable 11/15/2029 @ 100,   5.00%, 11/15/2049 500,000 626,132
City of Houston, TX, Refunding Revenue Bonds , Callable 3/1/2029 @
100,   4.00%, 3/1/2049 500,000 569,887
City Public Service Board of San Antonio, TX, Revenue Bonds , Callable
8/1/2026 @ 100,   5.00%, 2/1/2032 250,000 298,981
Clifton Higher Education Finance Corporation, School Improvements,
Refunding Revenue Bonds ,   4.00%, 8/15/2044 500,000 535,795
Comal Independent School District, School Improvements, General
Obligation Unlimited , Callable 2/1/2026 @ 100,   4.00%, 2/1/2034 250,000 281,924
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds ,
Callable 3/1/2022 @ 100,   4.00%, 3/1/2046 250,000 252,764
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds ,
Callable 5/15/2026 @ 100,   4.00%, 11/15/2030 130,000 145,295
North Texas Tollway Authority Revenue, Revenue Bonds , Callable 1/1/2028
@ 100,   4.00%, 1/1/2043 470,000 530,296
San Antonio Public Facilities Corp., Public Improvements, Refunding
Revenue Bonds, (OID) , Callable 9/15/2022 @ 100,   4.00%, 9/15/2042 250,000 256,727
San Antonio Water System, Refunding Revenue Bonds , Callable 11/15/2029
@ 100,   5.00%, 5/15/2034 190,000 245,486
San Antonio Water System, Revenue Bonds Series A , Callable 5/15/2030 @
100,   5.00%, 5/15/2050 205,000 256,317
Texas  State Water Development Board, Revenue Bonds , Callable 10/15/2030
@ 100,   4.00%, 4/15/2051 500,000 585,721
Texas Public Finance Authority, Revenue Bonds , Callable 12/1/2026 @
100,   4.00%, 12/1/2031 200,000 227,702
Texas State Water Development Board, Revenue Bonds Series A , Callable
10/15/2029 @ 100,   4.00%, 10/15/2054 500,000 578,553
Texas State Water Development Board, Revenue Bonds , Callable 10/15/2029
@ 100,   4.00%, 10/15/2037 500,000 598,060
Texas State Water Development Board, Revenue Bonds , Callable 10/15/2028
@ 100,   5.00%, 4/15/2049 450,000 556,636
White Oak, TX, Independent School District, General Obligation Unlimited ,
Callable 2/15/2027 @ 100,   4.00%, 2/15/2029 190,000 219,412
6,765,688

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Utah 1.37%
University of Utah (The), University & College Improvements, Revenue
Bonds ,   5.00%, 8/1/2043 $ 250,000 $ 271,896
Utah County Utah Hospital Revenue IHC Health Services, Revenue Bonds ,
Callable 5/15/2026 @ 100,   5.00%, 5/15/2050 500,000 624,712
Utah Housing Corp., State Single-Family Housing, Revenue Bonds , Callable
11/24/2021 @ 100,   5.25%, 1/1/2025 5,000 5,010
901,618
Vermont 0.38%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue
Bonds , Callable 8/15/2022 @ 100,   3.75%, 8/15/2037 245,000 250,033
Virgin Islands 0.11%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds ,   5.00%,
10/1/2025 75,000 75,176
Virginia 0.43%
Virginia State Resource Authority Infrastructure, Revenue Bonds, , Callable
11/1/2025 @ 100,   4.00%, 11/1/2033 75,000 84,649
Virginia State Resource Authority Infrastructure, Revenue Bonds,
Prerefunded , Callable 11/1/2025 @ 100,   4.00%, 11/1/2033 175,000 199,828
284,477
Washington 1.64%
Spokane Public Facilities District, Public Improvements, Revenue Bonds ,
Callable 6/1/2023 @ 100,   5.00%, 5/1/2043 1,000,000 1,079,600
Wisconsin 0.12%
Wisconsin Housing & Economic Development Authority, State Multi-Family
Housing, Revenue Bonds, (OID) ,   5.63%, 11/1/2035 80,000 81,332
Total Municipal Bonds
(Cost $62,734,703) 65,080,956
Shares Market Value
Money Market Funds 2.18%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.03%
(a)
$ 1,436,673 1,436,673
Total Money Market Funds
(Cost $1,436,673) 1,436,673
Total Investments — 100.75%
(Cost $64,171,376) 66,517,629
Liabilities in Excess of Other Assets  — (0.75)% (496,427)
NET ASSETS - 100.00% $ 66,021,202
(a) Rate disclosed is the seven day effective yield as of September 30, 2021.
AGM - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
FHA - Insured by Federal Housing Administration
GO - General Obligation
GTD - Guaranteed
INS - Insured
NATL-RE - Insured by National Public Finance Guarantee Corp.

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

OID - Original Issue Discount

Spirit of America Income Fund
Schedule of Investments
September 30, 2021 - (Unaudited)

Shares Market Value
Common Stocks 15.66%
Communications 1.23%
AT&T, Inc. 18,000 $ 486,180
Verizon Communications, Inc. 20,000 1,080,200
1,566,380
Consumer Staples 0.82%
Philip Morris International, Inc. 11,000 1,042,690
Energy 6.81%
Chevron Corp. 14,000 1,420,300
Enbridge, Inc. 29,763 1,184,567
Energy Transfer LP 30,000 287,400
Enterprise Products Partners LP 20,000 432,800
Kinder Morgan, Inc. 40,000 669,200
Magellan Midstream Partners LP 8,700 396,546
MPLX LP 24,269 690,938
Phillips 66 9,000 630,270
TC Energy Corp. 20,536 987,576
Valero Energy Corp. 11,500 811,555
Williams Cos, Inc. (The) 42,500 1,102,450
8,613,602
Financials 1.67%
Blackstone Group, Inc. (The), Class A 3,750 436,275
Blackstone Mortgage Trust, Inc., Class A 11,565 350,651
Citigroup, Inc. 16,000 1,122,880
JPMorgan Chase & Co. 1,250 204,613
2,114,419
Health Care 2.15%
AbbVie, Inc. 17,000 1,833,790
Gilead Sciences, Inc. 3,000 209,550
Merck & Co., Inc. 6,000 450,660
Pfizer, Inc. 5,000 215,050
2,709,050
Real Estate 0.98%
City Office REIT, Inc. 10,000 178,600
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 14,000 748,720
Medical Properties Trust, Inc. 5,000 100,350
Physicians Realty Trust 2,000 35,240
Spirit MTA REIT
(a)
2,000 850
Spirit Realty Capital, Inc. 4,000 184,160
1,247,920
Utilities 2.00%
Dominion Energy, Inc. 13,000 949,260
Duke Energy Corp. 10,500 1,024,695

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

PPL Corp. 20,000 $ 557,600
2,531,555
Total Common Stocks
(Cost $18,074,181) 19,825,616
Shares Market Value
Preferred Stocks 18.89%
Financials 11.50%
Affiliated Managers Group, Inc., 4.20% 10,000 246,000
Affiliated Managers Group, Inc., 4.75% 10,000 259,700
Allstate Corporation (The), Series I, 4.75% 20,000 549,400
American Financial Group, Inc., 5.13% 15,000 405,600
American Financial Group, Inc., 5.63% 20,000 564,800
Athene Holding Ltd., Series C, 6.38% 10,000 283,700
Athene Holding Ltd., Series D, 4.88% 20,000 522,600
Bank of America Corp., Series HH, 5.88% 8,000 216,000
Bank of America Corp., Series LL, 5.00% 20,000 535,000
Bank of America Corp., Series NN, 4.38% 10,000 263,500
Bank of America Corp., Series PP, 4.13% 16,667 428,508
Brighthouse Financial, Inc., Series, C, 5.38% 20,000 531,600
Capital One Financial Corp, Series J, 4.80% 10,000 262,300
Capital One Financial Corp., Series K, 4.63% 12,334 318,341
CNO Financial Group, Inc., 5.13% 2,000 53,300
Equitable Holdings, Inc., Series C, 4.30% 20,000 500,000
First Republic Bank, Series J, 4.70% 20,000 535,000
First Republic Bank, Series K, 4.13% 13,667 341,538
First Republic Bank, Series L, 4.25% 10,000 251,000
Fulton Financial Corp., Series, A, 5.13% 6,000 160,440
Huntington Bancshares, Inc., Series H, 4.50% 10,000 255,500
JPMorgan Chase & Co., Series EE, 6.00% 20,000 554,400
JPMorgan Chase & Co., Series GG, 4.75% 20,000 522,600
JPMorgan Chase & Co., Series JJ, 4.55% 10,000 261,000
KeyCorp, Series G, 5.63% 15,000 405,150
MetLife, Inc., Series F, 4.75% 25,000 669,250
Northern Trust Corp., Series E, 4.70% 18,640 511,668
Prudential Financial, Inc., 4.13% 3,530 91,286
Prudential Financial, Inc., 5.63% 10,000 269,500
RenaissanceRE Holdings Ltd., Series G, 4.20% 500 12,450
Selective Insurance Group, Inc., Series B, 4.60% 1,000 26,030
State Street Corporation, 5.35% 1,000 29,230
Truist Financial Corp., Series R, 4.75% 16,334 433,668
U.S. Bancorp, Series F, 6.50% 7,300 185,639
U.S. Bancorp, Series L, 3.75% 20,000 492,200
US Bancorp, Series M, 4.00% 10,000 251,800
W.R. Berkley Corporation, 5.10% 20,000 531,400
Washington Federal, Inc., Series A, 4.88% 10,000 261,800
Wells Fargo & Co., Series AA, 4.70% 20,000 525,600
Wells Fargo & Co., Series CC, 4.38% 20,000 510,000

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Wells Fargo & Co., Series Z, 4.75% 20,000 $ 523,800
14,552,298
Real Estate 3.34%
Brookfield Property Partners LP, Series A, 5.75% 7,500 176,025
Diversified Healthcare Trust, 5.63% 26,660 642,773
Federal Realty Investment Trust, 5.00% 7,500 191,025
National Retail Properties, Inc., 5.20% 25,000 626,500
PS Business Parks, Inc., 5.20% 10,000 252,200
PS Business Parks, Inc., 5.20% 4,000 105,080
PS Business Parks, Inc., 5.25% 10,000 264,600
Public Storage, 4.90% 20,000 501,800
Public Storage, Series I, 4.88% 9,583 262,766
Public Storage, Series L, 4.63% 10,000 272,800
Public Storage, Series M, 4.13% 3,889 101,503
Public Storage, Series N, 3.88% 20,000 513,200
Vornado Realty Trust, 5.40% 12,298 316,796
4,227,068
Technology 0.11%
Pitney Bowes, Inc., 6.70% 5,700 142,956
Utilities 3.94%
Brookfield Infrastructure Partners LP, 5.00% 10,000 254,200
Brookfield Infrastructure Partners LP, 5.13% 20,000 511,000
DTE Energy Co., Series F, 6.00% 20,000 511,600
DTE Energy Co., Series G, 4.38% 20,000 510,000
Duke Energy Corp., 5.13% 9,030 228,278
Entergy Arkansas, Inc., 4.88% 20,000 503,000
Entergy Louisiana LLC, 4.88% 10,000 252,500
Entergy Mississippi, Inc., 4.90% 30,000 761,700
NextEra Energy Capital Holdings, Inc., 5.25% 10,000 252,500
Southern Co., 4.95% 21,000 555,450
Southern Co., 5.25% 20,000 500,200
Southern Co., Series C, 4.20% 6,000 153,600
4,994,028
Total Preferred Stocks
(Cost $22,949,752) 23,916,350
Principal
Amount Market Value
Collateralized Mortgage Obligations  0.08%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035 $ 24,343 19,775
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035 26,316 21,378
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035 56,593 58,148
Total Collateralized Mortgage Obligations  (Cost $77,375) 99,301

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Principal
Amount Market Value
Corporate Bonds  8.45%
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049 $ 500,000 $ 543,750
Bank of New York Mellon Corp. (The), 3.70%, 3/20/2169 100,000 105,189
Entergy Texas, Inc., 5.15%, 6/1/2045 100,000 109,850
Exelon Generation Co. LLC, 5.60%, 6/15/2042
(a),(b)
400,000 434,699
Fifth Third Bancorp, 8.25%, 3/1/2038 250,000 414,498
General Electric Co., 3.45%, 12/29/2049 765,000 751,185
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037 850,000 1,215,680
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036 500,000 688,853
Hospitality Properties Trust, 4.50%, 3/15/2025 500,000 500,625
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037 250,000 339,037
MetLife, Inc., 9.25%, 4/8/2038 (b) 1,500,000 2,284,415
MetLife, Inc., 10.75%, 8/1/2039 1,000,000 1,748,943
PECO Energy Capital Trust IV, 5.75%, 6/15/2033 1,000,000 1,226,430
Valero Energy Corporation, 8.75%, 6/15/2030 224,000 326,647
Total Corporate Bonds
(Cost $8,861,026) 10,689,801
Principal
Amount Market Value
Municipal Bonds  56.24%
Alabama 2.07%
Health Care Authority for Baptist Health (The), Refunding Revenue
Bonds ,   5.50%, 11/15/2043 2,000,000 2,615,658
Arizona 0.41%
Arizona School Facilities Board, School Improvements, Certificate of
Participation ,   6.00%, 9/1/2027 225,000 282,024
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue
Bonds , Callable 7/1/2030 @ 100,   2.70%, 7/1/2045 250,000 242,603
524,627
California 4.72%
Alhambra Unified School District, University & College Improvements,
General Obligation Unlimited ,   6.70%, 2/1/2026 465,000 538,741
California State University, Revenue Bonds Series B , Callable 5/1/2030 @
100,   3.07%, 11/1/2042 50,000 50,807
City & County of San Francisco, CA, General Obligation Unlimited ,   6.26%,
6/15/2030 450,000 604,235
County of San Bernardino, CA, Refunding Revenue Bonds ,   6.02%, 8/1/2023 85,000 91,414
Peralta Community College District, Refunding Revenue Bonds ,   6.91%,
8/1/2025 500,000 609,249
Peralta Community College District, Refunding Revenue Bonds ,   7.31%,
8/1/2031 310,000 428,185
San Bernardino City Unified School District, School Improvements,
Certificate of Participation, (AGM) (OID) ,   8.05%, 2/1/2023 1,000,000 1,098,518
San Bernardino City Unified School District, School Improvements,
Certificate of Participation, (AGM) (OID) ,   8.25%, 2/1/2026 500,000 628,517

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

University of California Revenues, Revenue Bonds , Callable 5/15/2030 @
100,   6.30%, 5/15/2050 $ 510,000 $ 666,190
University of California Revenues, Revenue Bonds ,   4.13%, 5/15/2045 530,000 624,747
University of California, University & College Improvements, Refunding
Revenue Bonds ,   3.66%, 5/15/2027 250,000 279,815
West Contra Costa Unified School District, School Improvements, General
Obligation Unlimited ,   6.25%, 8/1/2030 250,000 337,914
5,958,332
Colorado 0.60%
Colorado Mesa University, University & College Improvements, Build
America Revenue Bonds, (State Higher Education Intercept
Program) ,   6.75%, 5/15/2042 500,000 759,438
Connecticut 0.81%
State of Connecticut, General Obligation Unlimited ,   5.85%, 3/15/2032 780,000 1,029,092
Florida 3.40%
City of Miami Gardens, FL, Public Improvements, Build America Bonds,
Certificate of Participation ,   7.17%, 6/1/2026 1,065,000 1,212,759
City of Tallahassee, FL, Utility System Revenue, Build America Revenue
Bonds ,   5.22%, 10/1/2040 300,000 402,657
County of Miami-Dade, FL Transit System, Transit Improvements, Build
America Revenue Bonds ,   5.53%, 7/1/2032 500,000 613,643
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build
America Revenue Bonds, (AGM) (OID) ,   7.50%, 4/1/2040 1,000,000 1,534,029
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue
Bonds, (AGM) ,   7.08%, 10/1/2029 250,000 344,787
Town of Miami Lakes, FL, Public Improvements, Build America Revenue
Bonds ,   7.59%, 12/1/2030 150,000 203,788
4,311,663
Georgia 5.04%
Cobb Marietta Georgia Coliseum, Revenue Bonds , Callable 1/1/2026 @
100,   4.50%, 1/1/2047 600,000 655,771
Municipal Electric Authority of Georgia, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   7.06%, 4/1/2057 2,438,000 3,592,627
State of Georgia, Public Improvements, General Obligation Unlimited ,
Callable 2/1/2024 @ 100,   3.84%, 2/1/2032 2,000,000 2,125,974
6,374,372
Hawaii 0.43%
State of Hawaii, General Obligation Unlimited , Callable 10/1/2025 @
100,   4.05%, 10/1/2032 495,000 544,060
Idaho 0.33%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds,
(OID) , Callable 9/1/2022 @ 100,   5.25%, 9/1/2024 400,000 411,995
Illinois 1.73%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build
America Revenue Bonds ,   6.74%, 11/1/2040 250,000 354,536
Village of Glenwood, IL, Public Improvements, Build America Bonds,
General Obligation Unlimited, (AGM) ,   7.03%, 12/1/2028 1,500,000 1,834,865
2,189,401

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Indiana 1.64%
Anderson School Building Corporation, Refunding Bonds, General
Obligation Limited , Callable 7/5/2023 @ 100,   3.95%, 7/5/2029 $ 1,000,000 $ 1,038,322
Anderson School Building Corporation, Refunding Bonds, General
Obligation Limited, (OID) , Callable 7/5/2023 @ 100,   3.75%, 7/5/2028 1,000,000 1,036,712
2,075,034
Kansas 0.27%
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited Series B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 330,000 336,629
Kentucky 0.35%
Kentucky State Property & Building Commission, Economic Improvements,
University & College Improvements, Build America Revenue
Bonds ,   5.37%, 11/1/2025 400,000 440,962
Louisiana 0.27%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements,
Build America Revenue Bonds ,   7.20%, 2/1/2042 340,000 341,129
Massachusetts 0.41%
City of Worcester, MA, Pension Funding, General Obligation Limited,
(AGM) (OID) ,   6.25%, 1/1/2028 140,000 162,154
Massachusetts Health & Educational Facilities Authority, Refunding Revenue
Bonds ,   6.43%, 10/1/2035 250,000 339,656
University of Massachusetts Building Authority, University & College
Improvements, Build America Revenue Bonds ,   6.57%, 5/1/2039 15,000 15,056
516,866
Michigan 1.18%
Comstock Park Public Schools, School Improvements, General Obligation
Unlimited , Callable 12/6/2021 @ 100,   6.20%, 5/1/2024 200,000 200,856
County of Macomb, MI, Retirement Facilities, General Obligation Limited ,
Callable 11/1/2025 @ 100,   4.13%, 11/1/2030 250,000 283,137
Michigan Finance Authority, Revenue Bonds , Callable 9/1/2025 @
100,   3.90%, 9/1/2030 250,000 274,182
Michigan Finance Authority, School Improvements, Revenue Bonds ,   6.38%,
11/1/2025 500,000 501,910
Michigan Finance Authority, School Improvements, Revenue Bonds , Callable
12/6/2021 @ 100,   6.20%, 5/1/2022 80,000 80,331
Onsted Community Schools, School Improvements, General Obligation
Unlimited ,   5.90%, 5/1/2027 150,000 150,458
St Johns Public Schools, General Obligation Unlimited ,   6.65%, 5/1/2040 5,000 5,018
1,495,892
Mississippi 0.80%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Bonds Series
B ,   2.44%, 2/1/2039 100,000 98,037
Mississippi Development Bank, Highway Improvements, Build America
Revenue Bonds ,   6.59%, 1/1/2035 650,000 915,303
1,013,340
Missouri 3.30%
City of Kansas City, MO, Revenue Bonds ,   7.83%, 4/1/2040 2,355,000 3,421,905

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Missouri Joint Municipal Electric Utility Commission, Electric Lights
& Power Improvements, Build America Revenue Bonds ,   7.73%,
1/1/2039 $ 475,000 $ 757,883
4,179,788
Nebraska 0.19%
Nebraska Public Power District, Electric Lights & Power Improvements,
Build America Revenue Bonds ,   5.32%, 1/1/2030 200,000 240,891
Nevada 1.04%
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.97%, 2/1/2040 590,000 902,915
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.88%, 2/1/2040 250,000 423,160
1,326,075
New Jersey 2.15%
New Jersey Economic Development Authority, Revenue Bonds ,   7.43%,
2/15/2029 250,000 320,760
New Jersey Educational Facilities Authority, University & College
Improvements, Build America Revenue Bonds ,   6.19%, 7/1/2040 500,000 501,210
Township of Brick, NJ, General Obligation Unlimited ,   3.75%, 9/1/2028 1,780,000 1,893,072
2,715,042
New York 8.23%
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.21%, 10/1/2031 100,000 120,707
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.70%, 3/1/2027 145,000 175,234
County of Nassau, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.38%, 10/1/2024 500,000 554,109
Long Island Power Authority, Revenue Bonds, (OID) ,   5.85%, 5/1/2041 195,000 270,784
Metropolitan Transportation Authority, Revenue Bonds ,   5.87%, 11/15/2039 200,000 265,832
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.20%, 11/15/2026 375,000 430,464
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   5.99%, 11/15/2030 125,000 158,044
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.59%, 11/15/2030 395,000 514,171
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.69%, 11/15/2040 500,000 718,149
New York City Industrial Development Agency, Recreational Facilities
Improvements Revenue Bonds, (NATL-RE) ,   5.90%, 3/1/2046 580,000 692,902
New York City Transitional Finance Authority Building Aid Revenue,
School Improvements, Build America Revenue Bonds, (State Aid
Withholding) ,   6.83%, 7/15/2040 500,000 719,392
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Build America Revenue Bonds ,   5.47%,
5/1/2036 815,000 1,099,166
New York State Dormitory Authority, Revenue Bonds , Callable 7/1/2029 @
100,   4.29%, 7/1/2044 250,000 284,991
New York State Dormitory Authority, Revenue Bonds , Callable 8/1/2028 @
100,   4.95%, 8/1/2048 500,000 566,597

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Port Authority of New York & New Jersey , Callable 6/1/2025 @ 100,   4.82%,
6/1/2045 $ 1,000,000 $ 1,107,772
Port Authority of New York & New Jersey, Port, Airport & Marina
Improvements, Revenue Bonds ,   3.92%, 10/15/2028 2,115,000 2,300,960
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2033
@ 100,   5.55%, 11/15/2040 150,000 203,910
Western Nassau County Water Authority, Build America Revenue
Bonds ,   6.70%, 4/1/2040 150,000 222,571
10,405,755
North Carolina 0.19%
County of Cabarrus, NC, School Improvements, Revenue Bonds , Callable
12/6/2021 @ 100,   5.50%, 4/1/2026 235,000 235,549
Ohio 3.10%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   7.50%, 2/15/2050 500,000 814,588
American Municipal Power, Inc., Revenue Bonds ,   6.27%, 2/15/2050 495,000 700,850
Cincinnati City School District, Refunding Bonds, Certificate of Participation,
(OID) , Callable 12/15/2024 @ 100,   4.00%, 12/15/2032 200,000 214,414
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue
Bonds ,   8.22%, 2/15/2040 1,000,000 1,450,617
Olentangy Local School District, Refunding Bonds, General Obligation
Unlimited ,   3.50%, 12/1/2029 500,000 547,162
Springfield Local School District/Summit County, School Improvements,
Build America Bonds, General Obligation Unlimited, (School District
Credit Program) ,   5.65%, 9/1/2031 200,000 200,654
3,928,285
Pennsylvania 3.31%
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds ,
Callable 12/1/2029 @ 100,   3.58%, 12/1/2043 890,000 927,603
Pennsylvania Turnpike Commission, Build America Revenue Bonds ,   6.38%,
12/1/2037 520,000 736,839
Philadelphia Authority for Industrial Development, Pension Funding,
Revenue Bonds, (AGM) (OID) ,   6.35%, 4/15/2028 630,000 786,609
Philadelphia Municipal Authority, Public Improvements, Revenue
Bonds ,   5.09%, 3/15/2028 500,000 520,653
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Recreational Facilities Improvements, Revenue Bonds ,   7.04%,
11/1/2039 1,000,000 1,227,475
4,199,179
Rhode Island 0.40%
Narragansett Bay Commission, Revenue Bonds, Series A , Callable 9/1/2030
@ 100,   2.92%, 9/1/2043 500,000 512,235
South Dakota 0.25%
South Dakota State Building Authority, University & College Improvements,
Build America Revenue Bonds , Callable 12/6/2021 @ 100,   6.15%,
6/1/2031 315,000 316,208

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Texas 1.21%
Frisco Economic Development Corporation, Public Improvements, Revenue
Bonds ,   4.20%, 2/15/2034 $ 1,000,000 $ 1,055,290
Grand Parkway Transportation Corp., Revenue Bonds Series B , Callable
4/1/2030 @ 100,   3.24%, 10/1/2052 100,000 103,425
Midland County Hospital District, Health, Hospital & Nursing Home
Improvements, Build America Bonds, General Obligation
Limited ,   6.44%, 5/15/2039 260,000 375,646
1,534,361
Virgin Islands 1.78%
Virgin Islands Water & Power Authority- Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.85%,
7/1/2035 1,000,000 1,285,569
Virgin Islands Water & Power Authority- Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.65%,
7/1/2028 840,000 963,780
2,249,349
Virginia 4.71%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds,
(OID) ,   6.71%, 6/1/2046 5,710,000 5,964,302
Washington 1.84%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights &
Power Improvements, Build America Revenue Bonds, (OID) ,   5.57%,
2/1/2040 250,000 330,675
Douglas County Public Utility District No. 1, Electric Lights & Power
Improvements, Revenue Bonds ,   5.35%, 9/1/2030 250,000 295,323
Klickitat County Public Utility District No. 1, Electric Lights & Power
Improvements, Refunding Revenue Bonds , Callable 12/1/2021 @
100,   5.25%, 12/1/2029 705,000 710,699
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   6.88%, 9/1/2032 500,000 677,116
Snohomish County Public Utility District No. 1, Electric Lights & Power
Improvements, Build America Revenue Bonds, (OID) ,   5.68%,
12/1/2040 250,000 329,508
2,343,321
Wisconsin 0.08%
State of Wisconsin, General Obligation Unlimited ,   2.35%, 5/1/2031 100,000 105,326
Total Municipal Bonds
(Cost $60,855,892) 71,194,156
Total Investments — 99.32%
(Cost $110,818,226) 125,725,224
Other Assets in Excess of Liabilities  — 0.68% 862,899
NET ASSETS - 100.00% $ 126,588,123
(a) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

AGM - Assured Guaranty Municipal Corp.
OID - Original Issue Discount

Spirit of America Income & Opportunity Fund
Schedule of Investments
September 30, 2021 - (Unaudited)

Shares Market Value
Common Stocks 41.65%
Communications 7.96%
Alphabet, Inc., Class A
(a)
250 $ 668,380
Alphabet, Inc., Class C
(a)
190 506,409
AT&T, Inc. 4,114 111,119
Netflix, Inc.
(a)
800 488,272
Uber Technologies, Inc.
(a)
4,000 179,200
Verizon Communications, Inc. 5,000 270,050
2,223,430
Consumer Discretionary 4.17%
Amazon.com, Inc.
(a)
175 574,882
Home Depot, Inc. (The) 1,000 328,260
Lennar Corp., Class A 2,800 262,304
1,165,446
Energy 4.05%
Cheniere Energy Partners LP 2,300 93,541
Energy Transfer LP 17,350 166,213
Enterprise Products Partners LP 10,805 233,820
Kinder Morgan, Inc. 7,500 125,475
Magellan Midstream Partners LP 2,725 124,205
MPLX LP 8,850 251,960
Viper Energy Partners LP 3,200 69,920
Williams Cos, Inc. (The) 2,500 64,850
1,129,984
Financials 5.00%
Blackstone Group, Inc. (The), Class A 5,500 639,870
Blackstone Mortgage Trust, Inc., Class A 3,207 97,236
Citigroup, Inc. 3,500 245,630
Fifth Third Bancorp 3,400 144,296
JPMorgan Chase & Co. 1,000 163,690
Starwood Property Trust, Inc. 4,175 101,912
1,392,634
Health Care 1.54%
AbbVie, Inc. 4,000 431,480
Industrials 2.28%
Caterpillar, Inc. 700 134,379
Deere & Co. 1,150 385,330
Honeywell International, Inc. 550 116,754
636,463
Materials 0.21%
Dow, Inc. 1,000 57,560

Spirit of America Income & Opportunity Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Real Estate Investment Trusts (REITs) 4.09%
Prologis, Inc. 3,000 $ 376,290
Sun Communities, Inc. 714 132,161
Terreno Realty Corp. 7,000 442,610
Welltower , Inc. 1,160 95,584
WP Carey, Inc. 1,340 97,874
1,144,519
Technology 11.67%
Apple, Inc. 3,250 459,875
Microsoft Corp. 2,000 563,840
NVIDIA Corp. 8,180 1,694,569
PayPal Holdings, Inc.
(a)
2,100 546,441
3,264,725
Utilities 0.68%
American Electric Power Co., Inc. 1,155 93,763
Duke Energy Corp. 1,000 97,590
191,353
Total Common Stocks
(Cost $7,073,548) 11,637,594
Shares Market Value
Exchange-Traded Funds 0.54%
ProShares Short S&P 500 ETF 10,000 152,300
Total Exchange-Traded Funds
(Cost $152,650) 152,300
Shares Market Value
Preferred Stocks 9.32%
Financials 5.02%
Affiliated Managers Group, Inc., 4.20% 5,000 123,000
Arch Capital Group Ltd., Series G, 4.55% 5,000 131,000
Capital One Financial Corp., Series K, 4.63% 6,166 159,145
First Republic Bank, Series K, 4.13% 1,333 33,312
Globe Life, Inc., 4.25% 1,000 25,470
JPMorgan Chase & Co., Series JJ, 4.55% 5,000 130,500
JPMorgan Chase & Co., Series LL 4.63% 6,000 158,400
Prudential Financial, Inc., 4.13% 1,765 45,643
RenaissanceRE Holdings Ltd., Series G, 4.20% 350 8,715
Truist Financial Corp., Series R, 4.75% 8,166 216,807
U.S. Bancorp, Series L, 3.75% 10,000 246,100
Wells Fargo & Co., Series DD, 4.25% 5,000 125,200
1,403,292
Real Estate 1.18%
National Retail Properties, Inc., 5.20% 6,000 150,360
Public Storage, 5.05% 5,000 127,800

Spirit of America Income & Opportunity Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Public Storage, Series M, 4.13% 1,944 $ 50,738
328,898
Utilities 3.12%
Brookfield Infrastructure Partners LP, 5.13% 10,000 255,500
Southern Co., 5.25% 14,000 366,800
Southern Co., 5.25% 10,000 250,100
872,400
Total Preferred Stocks
(Cost $2,543,922) 2,604,590
Principal
Amount Market Value
Corporate Bonds  1.87%
Apple, Inc., 2.20%, 9/11/2029 $ 250,000 257,303
Microsoft Corp., 3.30%, 2/6/2027 240,000 265,475
Total Corporate Bonds
(Cost $500,861) 522,778
Principal
Amount Market Value
Municipal Bonds  39.37%
Arizona 2.77%
City of Tucson, AZ, Certificate of Participation, (AGM) ,   4.83%, 7/1/2034 620,000 774,420
California 4.50%
California State University, Revenue Bonds, Series B , Callable 5/1/2030 @
100,   3.07%, 11/1/2042 50,000 50,807
City of Newport Beach, CA, Public Improvements, Certificate of
Participation ,   7.17%, 7/1/2040 800,000 1,208,132
1,258,939
Florida 3.91%
Pasco County School Board, School Improvements, Certificate of
Participation ,   5.00%, 12/1/2037 1,000,000 1,093,265
Kansas 5.08%
Kansas Development Finance Authority, Revenue Bonds ,   4.73%, 4/15/2037 1,000,000 1,245,287
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited, Series B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 170,000 173,415
1,418,702
Nevada 0.55%
County of Washoe, NV, Public & Highway Improvements, Build America
Revenue Bonds ,   7.97%, 2/1/2040 100,000 153,036
New York 5.20%
New York City Transitional Finance Authority Building Aid Revenue, School
Improvements, Miscellaneous Purposes Revenue Bonds ,   5.00%,
7/15/2030 300,000 361,491
New York State Dormitory Authority, Revenue Bonds , Callable 7/1/2026 @
100,   3.88%, 7/1/2046 750,000 816,203

Spirit of America Income & Opportunity Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Port Authority of New York & New Jersey , Callable 6/1/2025 @ 100,   4.82%,
6/1/2045 $ 250,000 $ 276,943
1,454,637
Ohio 6.37%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   7.83%, 2/15/2041 1,000,000 1,632,839
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   5.94%, 2/15/2047 100,000 149,125
1,781,964
Pennsylvania 4.08%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID) , Callable
11/1/2024 @ 100,   5.30%, 11/1/2033 1,000,000 1,138,920
Rhode Island 1.83%
Narragansett Bay Commission, Revenue Bonds, Series A , Callable 9/1/2030
@ 100,   2.92%, 9/1/2043 500,000 512,236
Tennessee 3.08%
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds ,   7.43%,
7/1/2043 500,000 746,119
Metropolitan Government of Nashville & Davidson County, General
Obligation Unlimited ,   3.49%, 7/1/2029 100,000 113,584
859,703
Texas 2.00%
Grand Parkway Transportation Corporation, Revenue Bonds, Series B ,
Callable 4/1/2030 @ 100,   3.24%, 10/1/2052 50,000 51,713
Texas Transportation Commission, General Obligation Unlimited , Callable
4/1/2030 @ 100,   2.56%, 4/1/2042 500,000 505,913
557,626
Total Municipal Bonds
(Cost $9,444,269) 11,003,448
Principal
Amount Market Value
U.S. Government & Agency Obligations  3.28%
U.S. Treasury Notes 1.38%, 10/15/2022 250,000 253,294
U.S. Treasury Notes 1.50%, 01/15/2023 400,000 407,039
U.S. Treasury Notes 1.50%, 10/31/2024 250,000 257,344
Total U.S. Government & Agency Obligations
(Cost $898,481) 917,677

Spirit of America Income & Opportunity Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)

Shares Market Value
Money Market Funds 3.64%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.03%
(b)
$ 1,016,256 $ 1,016,256
Total Money Market Funds
(Cost $1,016,256) 1,016,256
Total Investments — 99.67%
(Cost $21,629,987) 27,854,643
Other Assets in Excess of Liabilities  — 0.33% 93,456
NET ASSETS - 100.00% $ 27,948,099
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2021.
AGM - Assured Guaranty Municipal Corp.
OID - Original Issue Discount